Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 13,347		$ 19,890		$ 17,167
Adjustments for non-cash items:
Depreciation, amortisation and impairment	[1]	10,519		1,933		1,862
Net gain from investing activities		(399)		(126)		(1,152)
Share of profits in associates and joint ventures		(2,354)		(2,536)		(2,375)
Gain on disposal of subsidiaries, businesses, associates and joint ventures		(929)		0		(79)
Loan impairment losses gross of recoveries and other credit risk provisions		3,012		2,280		2,603
Provisions including pensions		2,423		1,944		917
Share-based payment expense		478		450		500
Other non-cash items included in profit before tax		(2,297)		(1,303)		(381)
Elimination of exchange differences	[2]	(3,742)		4,930		(20,757)
Change in net trading securities and derivatives		(18,910)		20,855		(13,615)
Change in loans and advances to banks and customers		(53,760)		(44,071)		(108,984)
Change in reverse repurchase agreements – non-trading		(7,390)		(25,399)		(37,281)
Change in financial assets designated and otherwise mandatorily measured at fair value		(2,308)		(1,515)		(5,303)
Change in other assets		(21,863)		6,766		(6,570)
Change in deposits by banks and customer accounts		79,163		(5,745)		102,457
Change in repurchase agreements – non-trading		(25,540)		35,882		41,044
Change in debt securities in issue		19,268		18,806		(1,369)
Change in financial liabilities designated at fair value		20,068		4,500		8,508
Change in other liabilities		23,124		(2,187)		13,514
Dividends received from associates		633		910		740
Contributions paid to defined benefit plans		(533)		(332)		(685)
Tax paid (received)		(2,267)		(3,417)		(3,175)
Net cash from operating activities		29,743		32,515		(12,414)
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(445,907)		(399,458)		(357,264)
Proceeds from the sale and maturity of financial investments		413,186		386,056		418,352
Net cash flows from the purchase and sale of property, plant and equipment		(1,343)		(1,196)		(1,167)
Net cash flows from purchase/(disposal) of customer and loan portfolios		1,118		(204)		6,756
Net investment in intangible assets		(2,289)		(1,848)		(1,285)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures		(83)		4		165
Net cash from investing activities		(35,318)		(16,646)		65,557
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		0		6,001		5,196
Cancellation of shares		(1,000)		(1,998)		(3,000)
Net sales/(purchases) of own shares for market-making and investment purposes		141		133		(67)
Redemption of preference shares and other equity instruments		0		(6,078)		0
Subordinated loan capital repaid	[3]	(4,210)		(4,077)		(3,574)
Dividends paid to shareholders of the parent company and non-controlling interests		(9,773)		(10,762)		(9,005)
Net cash from financing activities		(14,842)		(16,781)		(10,450)
Net increase/(decrease) in cash and cash equivalents		(20,417)		(912)		42,693
Cash and cash equivalents at 1 Jan	[4]	312,911	[5]	323,718	[5]	263,324
Exchange differences in respect of cash and cash equivalents		1,248		(9,895)		17,701
Cash and cash equivalents at 31 Dec	[4],[5]	293,742		312,911		323,718
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec	[4],[5]	293,742		312,911		323,718
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		9,259		52,887		5,475
Adjustments for non-cash items:
Adjustments for non-cash items		2,657		(46,878)		(17)
Depreciation, amortisation and impairment		72		70		33
Share-based payment expense		1		0		(2)
Other non-cash items included in profit before tax	[6]	2,584		(46,948)		(48)
Change in loans to HSBC undertakings		41,471		7,293		(1,122)
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(38,451)		(7,305)		(11,944)
Change in financial investments in HSBC undertakings		0		0		(1,775)
Change in net trading securities and derivatives		(1,433)		758		(2,183)
Change in other assets		(437)		231		134
Change in financial investments		(70)		0		0
Change in debt securities in issue		1,899		(1,094)		1,020
Change in financial liabilities designated at fair value		1,227		(740)		954
Change in other liabilities		437		(1,883)		721
Tax paid (received)		459		301		443
Net cash from operating activities		17,018		3,570		(8,294)
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(19,293)		0		0
Proceeds from the sale and maturity of financial investments		6,755		0		1,165
Net cash outflow from acquisition of or increase in stake of subsidiaries		(3,721)		(8,992)		(89)
Repayment of capital from subsidiaries		0		3,627		4,070
Net investment in intangible assets		(44)		(121)		(150)
Net cash from investing activities		(16,303)		(5,486)		4,996
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		500		6,652		5,647
Cancellation of shares		(1,006)		(1,998)		(3,000)
Purchase of treasury shares		0		0		0
Redemption of preference shares and other equity instruments		0		(6,093)		0
Subordinated loan capital issued		0		0		0
Subordinated loan capital repaid		(4,107)		(1,972)		(1,184)
Debt securities issued		10,817		19,513		11,433
Debt securities repaid		0		(1,025)		0
Dividends paid on ordinary shares		(7,582)		(8,693)		(6,987)
Dividends paid to holders of other equity instruments		(1,414)		(1,360)		(1,359)
Net cash from financing activities		(2,792)		5,024		4,550
Net increase/(decrease) in cash and cash equivalents		(2,077)		3,108		1,252
Cash and cash equivalents at 1 Jan		8,057	[7]	4,949	[7]	3,697
Cash and cash equivalents at 31 Dec	[7]	5,980		8,057		4,949
Cash and cash equivalents comprise:
Cash and cash equivalents at 31 Dec	[7]	$ 5,980		$ 8,057		$ 4,949

[1]	1The impact of the right-of-use assets recognised under IFRS 16 at the beginning of 2019 is not recognised in 2018 and 2017. This also includes the impact of a $7.3bn goodwill impairment in 2019.
[2]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[3]	Subordinated liabilities changes during the year are attributable to repayments of $(4.2)bn (2018: $(4.1)bn; 2017: $(3.6)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $0.6bn (2018: $(0.6)bn; 2017: $(0.6)bn) and fair value gains/(losses) of $1.4bn (2018: $(1.4)bn; 2017: $(1.2)bn).
[4]	4In 2019, HSBC included settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include the net impact of other cash equivalents not previously included in cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $11.8bn in 2018 and decreased cash and cash equivalents by $(13.7)bn in 2017.
[5]	At 31 December 2019, $35,735m (2018: $26,282m; 2017: $39,830m) was not available for use by HSBC, of which $19,353m (2018: $19,755m; 2017: $21,424m) related to mandatory deposits at central banks.
[6]	The 2018 year included $44,893m (2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.
[7]	In 2019, HSBC included settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include other cash equivalents not included in 2018 cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $1,548m in 2018 and had no impact in 2017.